Leases - Summary of Reconciliation of Lease Liabilities Related to Lease Commitments (Details) - EUR (€) € in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Lease Commitments I F R S16 Leases [Abstract]
Total lease commitments as of December 31, 2018	€ 985	€ 833
Impact of discounting remaining lease payments	324	(285)
Recognition exemption for short-term leases		(7)
Total lease liabilities included in the consolidated statement of financial position at January 1, 2019	629	541
Current	7	20
Lease liabilities	€ 622	€ 521	€ 0